Restructuring Charges And Other Items (Rollforward Of The Severance And Other Costs) (Details) (Employee Severance And Other Cost [Member], USD $) In Millions, unless otherwise specified	12 Months Ended			12 Months Ended				12 Months Ended
	Dec. 31, 2009 2009 Activity [Member]	Dec. 31, 2010 2009 Activity [Member]	Mar. 31, 2009 2009 Activity [Member]	Dec. 31, 2011 2010 Activity [Member]	Dec. 31, 2010 2010 Activity [Member]	Dec. 31, 2009 2010 Activity [Member]	Mar. 31, 2010 2010 Activity [Member]	Dec. 31, 2011 2011 Activity [Member]	Mar. 31, 2011 2011 Activity [Member]
Restructuring Cost and Reserve [Line Items]
Balance		$ 0	$ 74		$ 6		$ 20	$ 9	$ 7
Additions and adjustments	177				26			18
Cash charges	(82)			(8)	(32)	(84)		(16)
Pension and postretirement termination benefits	$ (85)